Note C - Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note C - Loans and Allowance for Loan Losses

Loans are comprised of the following at December 31:

	2013	2012
Residential real estate	$214,008	$226,022
Commercial real estate:
Owner-occupied	94,586	104,842
Nonowner-occupied	62,108	52,792
Construction	28,972	17,376
Commercial and industrial	64,365	57,239
Consumer:
Automobile	38,811	41,168
Home equity	17,748	18,332
Other	45,721	40,517
	566,319	558,288
Less: Allowance for loan losses	6,155	6,905

Loans, net	$560,164	$551,383

The following table presents the activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2013, 2012 and 2011:

December 31, 2013	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,329	$3,946	$783	$847	$6,905
Provision for loan losses	458	(1,472)	1,047	444	477
Loans charged off	(819)	(2)	(600)	(1,279)	(2,700)
Recoveries	282	335	75	781	1,473
Total ending allowance balance	$1,250	$2,807	$1,305	$793	$6,155

December 31, 2012	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,860	$3,493	$636	$1,355	$7,344
Provision for loan losses	395	2,367	(1,381)	202	1,583
Loans charged off	(1,066)	(1,949)	(499)	(1,622)	(5,136)
Recoveries	140	35	2,027	912	3,114
Total ending allowance balance	$1,329	$3,946	$783	$847	$6,905

December 31, 2011	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,051	$3,083	$3,795	$1,457	$9,386
Provision for loan losses	2,642	932	439	883	4,896
Loans charged off	(2,034)	(1,913)	(4,725)	(1,750)	(10,422)
Recoveries	201	1,391	1,127	765	3,484
Total ending allowance balance	$1,860	$3,493	$636	$1,355	$7,344

The following table presents the balance in the allowance for loan losses and the recorded investment of loans by portfolio segment and based on impairment method as of December 31, 2013 and 2012:

December 31, 2013	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$213	$1,541	$864	$7	$2,625
Collectively evaluated for impairment	1,037	1,266	441	786	3,530
Total ending allowance balance	$1,250	$2,807	$1,305	$793	$6,155

Loans:
Loans individually evaluated for impairment	$1,438	$10,382	$2,658	$218	$14,696
Loans collectively evaluated for impairment	212,570	175,284	61,707	102,062	551,623
Total ending loans balance	$214,008	$185,666	$64,365	$102,280	$566,319

December 31, 2012	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$128	$1,979	$-	$-	$2,107
Collectively evaluated for impairment	1,201	1,967	783	847	4,798
Total ending allowance balance	$1,329	$3,946	$783	$847	$6,905

Loans:
Loans individually evaluated for impairment	$827	$16,354	$-	$220	$17,401
Loans collectively evaluated for impairment	225,195	158,656	57,239	99,797	540,887
Total ending loans balance	$226,022	$175,010	$57,239	$100,017	$558,288

The following table presents information related to loans individually evaluated for impairment by class of loans as of the years ended December 31, 2013, 2012 and 2011:

December 31, 2013	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Residential real estate	$766	$766	$-	$539	$41	$41
Commercial real estate:
Owner-occupied	1,539	992	-	809	39	39
Nonowner-occupied	6,343	5,743	-	6,359	345	345
Commercial and industrial	2,223	1,811	-	1,234	96	96

With an allowance recorded:
Residential real estate	672	672	213	524	35	35
Commercial real estate:
Owner-occupied	290	290	157	116	-	-
Nonowner-occupied	3,357	3,357	1,384	3,423	164	164
Commercial and industrial	847	847	864	602	46	46
Consumer:
Home equity	218	218	7	87	9	9

Total	$16,255	$14,696	$2,625	$13,693	$775	$775

December 31, 2012	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Residential real estate	$619	$407	$-	$493	$-	$-
Commercial real estate:
Owner-occupied	5,528	5,528	-	4,729	338	338
Nonowner-occupied	10,085	8,847	-	4,767	456	456
Commercial and industrial	426	-	-	-	-	-
Consumer:
Home equity	220	220	-	176	9	9

With an allowance recorded:
Residential real estate	420	420	128	420	23	23
Commercial real estate:
Nonowner-occupied	1,979	1,979	1,979	1,132	38	38

Total	$19,277	$17,401	$2,107	$11,717	$864	$864

December 31, 2011	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Residential real estate	$-	$-	$-	$748	$36	$31
Commercial real estate:
Owner-occupied	-	-	-	2,418	207	309
Nonowner-occupied	-	-	-	4,339	174	57
Commercial and industrial	-	-	-	483	40	40

With an allowance recorded:
Residential real estate	-	-	-	84	27	22
Commercial real estate:
Nonowner-occupied	-	-	-	2,414	128	118
Construction	-	-	-	677	35	31

Total	$-	$-	$-	$11,163	$647	$608

The recorded investment of a loan is its carrying value excluding accrued interest and deferred loan fees.

Nonaccrual loans and loans past due 90 days or more and still accruing include both smaller balance homogenous loans that are collectively evaluated for impairment and individually classified as impaired loans.

The following table presents the recorded investment of nonaccrual loans and loans past due 90 days or more and still accruing by class of loans as of December 31, 2013 and 2012:

	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2013
Residential real estate	$72	$2,662
Commercial real estate:
Owner-occupied	-	799
Nonowner-occupied	-	52
Commercial and industrial	-	21
Consumer:
Automobile	5	8
Home equity	-	38
Other	1	-

Total	$78	$3,580

	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2012
Residential real estate	$341	$2,533
Commercial real estate:
Owner-occupied	-	675
Nonowner-occupied	-	352
Consumer:
Automobile	11	4
Home equity	-	62
Other	7	-

Total	$359	$3,626

The following table presents the aging of the recorded investment of past due loans by class of loans as of December 31, 2013 and 2012:

December 31, 2013	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,922	$1,324	$2,620	$7,866	$206,142	$214,008
Commercial real estate:
Owner-occupied	206	34	683	923	93,663	94,586
Nonowner-occupied	–	–	52	52	62,056	62,108
Construction	60	–	–	60	28,912	28,972
Commercial and industrial	193	115	21	329	64,036	64,365
Consumer:
Automobile	638	123	13	774	38,037	38,811
Home equity	-	-	38	38	17,710	17,748
Other	651	38	1	690	45,031	45,721

Total	$5,670	$1,634	$3,428	$10,732	$555,587	$566,319

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$5,525	$1,033	$2,797	$9,355	$216,667	$226,022
Commercial real estate:
Owner-occupied	753	111	675	1,539	103,303	104,842
Nonowner-occupied	–	–	352	352	52,440	52,792
Construction	–	–	–	–	17,376	17,376
Commercial and industrial	202	–	–	202	57,037	57,239
Consumer:
Automobile	905	138	13	1,056	40,112	41,168
Home equity	112	37	62	211	18,121	18,332
Other	1,066	162	7	1,235	39,282	40,517

Total	$8,563	$1,481	$3,906	$13,950	$544,338	$558,288

Troubled Debt Restructurings:

A troubled debt restructuring (“TDR”) occurs when the Company has agreed to a loan modification in the form of a concession for a borrower who is experiencing financial difficulty.  All TDR’s are considered to be impaired.   The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; a reduction in the contractual principal and interest payments of the loan; or short-term interest-only payment terms.

The Company has allocated reserves for a portion of its TDR’s to reflect the fair values of the underlying collateral or the present value of the concessionary terms granted to the customer.

The following table presents the types of TDR loan modifications by class of loans as of December 31, 2013 and December 31, 2012:

	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms	Total TDR’s
December 31, 2013
Residential real estate
Interest only payments	$527	$-	$527
Rate reduction	420	-	420
Commercial real estate:
Owner-occupied
Rate reduction	-	259	259
Maturity extension at lower stated rate than market rate	271	-	271
Nonowner-occupied
Interest only payments	8,450	-	8,450
Reduction of principal and interest payments	650	-	650
Commercial and industrial
Interest only payments	1,811	-	1,811
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	218	-	218

Total TDR’s	$12,347	$259	$12,606

	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms	Total TDR’s
December 31, 2012
Residential real estate
Interest only payments	$-	$180	$180
Rate reduction	420	-	420
Commercial real estate:
Owner-occupied
Interest only payments	-	675	675
Rate reduction	440	-	440
Maturity extension at lower stated rate than market rate	191	-	191
Reduction of principal and interest payments	4,222	-	4,222
Nonowner-occupied
Interest only payments	9,856	300	10,156
Reduction of principal and interest payments	670	-	670

Total TDR’s	$15,799	$1,155	$16,954

During the year ended December 31, 2013, the TDR’s described above decreased the allowance for loan losses by $321 with no corresponding charge-offs. This resulted in a decrease to provision expense of $871 during the year ended December 31, 2013. During the year ended December 31, 2012, the TDR’s described above increased the allowance for loan losses and provision expense by $2,169, resulting in charge-offs of $536.

At December 31, 2013, the balance in TDR loans decreased $4,348, or 25.6%, from year-end 2012. The decrease was largely due to the removal of one commercial real estate loan from TDR status during the second quarter of 2013. This previously reported TDR loan, for which there was no principal forgiveness, totaled $4,222 at December 31, 2012. The loan paid as agreed under the modified terms through maturity in April 2013. During the three months ended June 30, 2013, the Bank re-underwrote and re-modified the loan at terms that were considered to be at market for loans with comparable risk. Management expects the borrower will continue to perform under the re-modified terms based on the borrower’s past history of performance and the overall cash flows of the borrower. Based on the terms of the re-modification, the loan no longer meets the criteria for a troubled debt restructuring and, as such, was removed from TDR status at June 30, 2013 and is no longer evaluated individually for impairment. During the years ended December 31, 2013 and 2012, no other loans were removed from TDR status as a result of a re-modification. At December 31, 2013 and December 31, 2012, a total of 98% and 93% of the Company’s TDR’s were performing according to their modified terms, respectively.  The Company allocated $1,511 and $2,107 in reserves to customers whose loan terms have been modified in TDR’s as of December 31, 2013 and December 31, 2012, respectively.  At December 31, 2013, the Company had $29 in commitments to lend additional amounts to customers with outstanding loans that are classified as TDR’s, as compared to $109 at December 31, 2012.

The following table presents the pre- and post-modification balances of TDR loan modifications by class of loans that occurred during the years ended December 31, 2013 and 2012:

	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 2013
Residential real estate
Interest only payments	$527	$527	-	-
Commercial and industrial
Interest only payments	1,811	1,811	-	-
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	218	218	-	-

Total TDR’s	$2,556	$2,556	-	-

	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 2012
Commercial real estate:
Owner-occupied
Reduction of principal and interest payments	$4,308	$4,308	-	-
Nonowner-occupied
Interest only payments	5,984	5,984	-	-
Reduction of principal and interest payments	686	686	-	-

Total TDR’s	$10,978	$10,978	-	-

All of the Company’s loans that were restructured during the years ended December 31, 2013 and 2012 were performing in accordance with their modified terms. Furthermore, there were no TDR’s described above at December 31, 2013 and 2012 that experienced any payment defaults within twelve months following their loan modification. A default is considered to have occurred once the TDR is past due 90 days or more or it has been placed on nonaccrual.  TDR loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. The loans modified during the year ended December 31, 2013 increased the provision expense and the allowance for loan losses by $7, with no corresponding charge-offs during those twelve months. As a result, at December 31, 2013, the Company had an allocation of reserves totaling $7 to customers whose loan terms have been modified during the year ended December 31, 2013 described above. The loans modified during the year ended December 31, 2012 had no impact on the provision expense and the allowance for loan losses.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. These risk categories are represented by a loan grading scale from 1 through 10. The Company analyzes loans individually with a higher credit risk rating and groups these loans into categories called “criticized” and ”classified” assets. The Company considers its criticized assets to be loans that are graded 8 and its classified assets to be loans that are graded 9 through 10. The Company’s risk categories are reviewed at least annually on loans that have aggregate borrowing amounts that meet or exceed $500.

The Company uses the following definitions for its criticized loan risk ratings:

Special Mention (Loan Grade 8). Loans classified as special mention indicate considerable risk due to deterioration of repayment (in the earliest stages) due to potential weak primary repayment source, or payment delinquency.  These loans will be under constant supervision, are not classified and do not expose the institution to sufficient risks to warrant classification.  These deficiencies should be correctable within the normal course of business, although significant changes in company structure or policy may be necessary to correct the deficiencies.  These loans are considered bankable assets with no apparent loss of principal or interest envisioned.  The perceived risk in continued lending is considered to have increased beyond the level where such loans would normally be granted.  Credits that are defined as a troubled debt restructuring should be graded no higher than special mention until they have been reported as performing over one year after restructuring.

The Company uses the following definitions for its classified loan risk ratings:

Substandard (Loan Grade 9). Loans classified as substandard represent very high risk, serious delinquency, nonaccrual, or unacceptable credit. Repayment through the primary source of repayment is in jeopardy due to the existence of one or more well defined weaknesses and the collateral pledged may inadequately protect collection of the loans. Loss of principal is not likely if weaknesses are corrected, although financial statements normally reveal significant weakness. Loans are still considered collectible, although loss of principal is more likely than with special mention loan grade 8 loans. Collateral liquidation considered likely to satisfy debt.

Doubtful (Loan Grade 10). Loans classified as doubtful display a high probability of loss, although the amount of actual loss at the time of classification is undetermined. This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification. These loans exhibit all substandard characteristics with the addition that weaknesses make collection or liquidation in full highly questionable and improbable. This classification consists of loans where the possibility of loss is high after collateral liquidation based upon existing facts, market conditions, and value. Loss is deferred until certain important and reasonable specific pending factors which may strengthen the credit can be more accurately determined. These factors may include proposed acquisitions, liquidation procedures, capital injection, receipt of additional collateral, mergers, or refinancing plans. A doubtful classification for an entire credit should be avoided when collection of a specific portion appears highly probable with the adequately secured portion graded substandard.

Criticized and classified loans will mostly consist of commercial and industrial and commercial real estate loans. The Company considers its loans that do not meet the criteria for a criticized and classified asset rating as pass rated loans, which will include loans graded from 1 (Prime) to 7 (Watch). All commercial loans are categorized into a risk category either at the time of origination or re-evaluation date. As of December 31, 2013 and December 31, 2012, and based on the most recent analysis performed, the risk category of commercial loans by class of loans is as follows:

December 31, 2013	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$86,497	$5,310	$2,779	$94,586
Nonowner-occupied	51,119	7,107	3,882	62,108
Construction	27,998	-	974	28,972
Commercial and industrial	56,962	4,081	3,322	64,365
Total	$222,576	$16,498	$10,957	$250,031

December 31, 2012	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$87,614	$14,057	$3,171	$104,842
Nonowner-occupied	39,627	2,171	10,994	52,792
Construction	16,276	-	1,100	17,376
Commercial and industrial	47,226	4,793	5,220	57,239
Total	$190,743	$21,021	$20,485	$232,249

The Company also obtains the credit scores of its borrowers upon origination (if available by the credit bureau) but are not updated. The Company focuses mostly on the performance and repayment ability of the borrower as an indicator of credit risk and does not consider a borrower’s credit score to be a significant influence in the determination of a loan’s credit risk grading.

For residential and consumer loan classes, the Company evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity.  The following table presents the recorded investment of residential and consumer loans by class of loans based on payment activity as of December 31, 2013 and December 31, 2012:

	Consumer
December 31, 2013	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$38,798	$17,710	$45,720	$211,274	$313,502
Nonperforming	13	38	1	2,734	2,786
Total	$38,811	$17,748	$45,721	$214,008	$316,288

	Consumer
December 31, 2012	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$41,153	$18,270	$40,510	$223,148	$323,081
Nonperforming	15	62	7	2,874	2,958
Total	$41,168	$18,332	$40,517	$226,022	$326,039

The Company, through its subsidiaries, grants residential, consumer, and commercial loans to customers located primarily in the southeastern area of Ohio as well as the western counties of West Virginia.  Approximately 5.13% of total loans were unsecured at December 31, 2013, up from 4.87% at December 31, 2012.